Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Exchange Rates
	December 31	December 31	December 31
	2021	2020	2019

Exchange rate of U.S. dollar ($) in New Israeli Shekel (NIS)	3.110	3.215	3.456
CPI	102.6	100.1	100.8

Summary of Annual Rates at Depreciation
%

Computers and software	33
Office furniture and equipment	7;15
Leasehold improvements	Shorter of remaining lease term or estimated useful life

Summary of estimated useful lives of the intangible assets
%

Technology	16.67

Summary of Revenue and Property and Property and Equipment Net of Depreciation by Geographical Region
	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2021	2020	2019
	USD thousands	USD thousands	USD thousands

United States	176	43	-
APAC	329	164	2
EMEA	1,218	187	127

Total revenue	1,723	394	129

Property and equipment, net of depreciation, by geographic region:

	December 31	December 31
	2021	2020
	USD thousands	USD thousands

United States	9	2
Israel	716	623

Total property and equipment, net	725	625